Condensed Consolidated Statements of Operations (Unaudited) and Consolidated Statements of Operations (USD $)	3 Months Ended			6 Months Ended			12 Months Ended		99 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Revenue	$ 44,905		$ 431,894	$ 395,937		$ 821,679	$ 2,167,289	$ 379,373	$ 3,462,796
Cost of revenue	13,942		135,894	154,891		271,749	862,066	263,041	1,467,006
Gross margin	30,963		296,000	241,046		549,930	1,305,223	116,332	1,995,790
Operating expenses:
Sales and marketing	870,247		475,143	1,636,159		724,949	2,072,611	601,245	4,854,870
Research and development	2,019,173		1,496,443	4,079,888		3,038,711	6,714,340	5,142,083	22,552,813
General and administrative	2,075,200		1,160,049	3,488,781		2,203,954	5,097,797	4,383,082	16,871,033
Total operating expenses	4,964,620		3,131,635	9,204,828		5,967,614	13,884,748	10,126,410	44,278,716
Operating loss	(4,933,657)		(2,835,635)	(8,963,782)		(5,417,684)	(12,579,525)	(10,010,078)	(42,282,926)
Other income and (expenses):
Interest income	6,615		1,949	7,360		7,107	17,536	14,493	277,394
Interest expense	(2,710,344)	[1]	(1,067)	(2,819,227)	[1]	(1,674)	(31,329)	(9,570)	(352,783)
Change in fair value of put option, net	184,371			75,612			88,567		88,567
Change in fair value of warrants, net	(190,981)		3,567,168	299,607		1,680,476	555,144	(564,122)	(8,978)
Change in fair value of conversion element of convertible promissory notes, net	(1,613,113)			(1,613,113)
Miscellaneous expense	30,145		(7,919)	(17,250)		(72,994)	(137,774)	(51,211)	(267,489)
Total other income and (expenses)	(4,293,307)		3,560,131	(4,067,011)		1,612,915	492,144	(610,410)	(263,289)
Net loss before provision for income taxes	(9,226,964)		724,496	(13,030,793)		(3,804,769)	(12,087,381)	(10,620,488)	(42,546,215)
Provision for income taxes	(17,416)			(17,416)
Net loss	(9,209,548)		724,496	(13,013,377)		(3,804,769)	(12,087,381)	(10,620,488)	(42,546,215)
Cumulative effect of reclassification of warrants									368,627
Accretion on Redeemable Convertible Preference Shares in subsidiary associated with premium	(57,036)		(78,790)	(121,156)		(144,313)	(286,948)	(178,162)	(503,026)
Accretion on Redeemable Convertible Preference Shares in subsidiary associated with beneficial conversion feature							(428,787)		(428,787)
Accretion on Series A-1 convertible preferred stock associated with beneficial conversion feature	(9,250,009)			(9,250,009)
Series A-1 preferred dividend	(74,253)			(74,253)
Accretion on Series B Preferred Stock									(155,998)
Net loss applicable to common stockholders	$ (18,590,846)		$ 645,706	$ (22,458,795)		$ (3,949,082)	$ (12,803,116)	$ (10,798,650)	$ (43,265,399)
Net loss per share - basic and diluted	$ (0.45)		$ 0.02	$ (0.54)		$ (0.12)	$ (0.35)	$ (0.39)
Shares used to compute net income (loss) per share - basic	41,400,151		33,846,309	41,291,426		33,675,760	37,070,406	27,378,293
Shares used to compute net income (loss) per share - diluted	41,400,151		35,045,016	41,291,426		33,675,760	37,070,406	27,378,293

[1]	Excess debt discount of $2,255,074 expensed as interest in the three and six months ended June 30, 2011